SEGMENT INFORMATION - Schedule of Financial Information for Each Reportable Segment (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total segment revenue	$ 216,693		$ 53,258		$ 432,933	$ 392,192
Total segment expenses	173,971		65,228		386,553	310,449
Segment Adjusted EBITDA	42,722		(11,970)		46,380	81,743
Less unallocated amounts:
Corporate	(6,315)	[1]	(1,390)	[1]	(8,802)	(4,731)
Interest expense	(6,544)		(7,179)		(32,346)	(29,584)
Interest income	106		214		699	1,436
Change in fair value of derivative liability	(2,400)		0		(2,435)
Change in contingent consideration	0		(1,221)		(2,435)	61,599
Depreciation and amortization	(5,309)		(5,173)		(21,369)	(21,342)
Other income, net	213		0		6,841	129
IPO-related costs	(1,475)				(3,398)
Business acquisition costs						(264)
Restructuring – severance						(147)
Other			(563)	[2]	(2,179)	(9,883)
(Loss) income before income taxes	20,998		(27,282)		(16,609)	78,956
Legal expenses			500		1,593	1,327
Tactical Systems
Segment Reporting Information [Line Items]
Total segment revenue	190,797		29,451		321,995	298,189
Total segment expenses	152,276		39,318		283,787	213,743
Segment Adjusted EBITDA	38,521		(9,867)		38,208	84,446
Global Solutions
Segment Reporting Information [Line Items]
Total segment revenue	25,896		23,807		110,938	94,003
Total segment expenses	21,695		25,910		102,766	96,706
Segment Adjusted EBITDA	$ 4,201		$ (2,103)		$ 8,172	$ (2,703)

[1]	Corporate primarily consists of costs related to executive and staff functions, including the Chief Executive Officer, the Chief Operating Officer, Information Technology, Human Resources, Legal, Finance, Business Development, Corporate Development, and Administration, which benefit the enterprise as a whole.
[2]	Other primarily includes $0.5 million of legal expenses related to the non-recurring Viking legal settlement.